STOCK-BASED COMPENSATION (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Feb. 28, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future grants	1,500,000
Share-based compensation expense	$ 0	$ 14	$ 39
Weighted average grant date fair value of stock				$ 1.05
2005 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance						1,500,000
2008 Employees and Directors Commitment Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance					1,500,000
Employees and Directors Commitment Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Optiopns granted				210,000